Supplement to Combined Prospectus
                                       of
                            Wright U.S. Treasury Fund
                      Wright U.S. Government Near Term Fund
                                dated May 1, 2001
                          as supplemented July 23, 2001

Effective May 1, 2002, the name of Wright U.S. Treasury Fund will be changed to Wright U.S. Government Intermediate Fund. It will invest all of its assets in U.S. Government Intermediate Portfolio, which will invest at least 80% of its total assets in U.S. Government obligations and maintain an average weighted maturity of from two to six years depending on the economic outlook and expected trend of interest rates.

Effective May 1, 2002 U.S. Government Near Term Portfolio, in which Wright U.S. Government Near Term Fund invests all of its assets, will invest at least 80% of its total assets in U .S. government obligations and maintain an average weighted maturity of from one to three years.

March 12, 2002


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           Supplement to Combined Statement of Additional Information
                                       of
                            Wright U.S. Treasury Fund
                      Wright U.S. Government Near Term Fund
                                dated May 1, 2001
                          as supplemented July 23, 2001

Effective May 1, 2002, the name of Wright U.S. Treasury Fund will be changed to Wright U.S. Government Intermediate Fund. It will invest all of its assets in U.S. Government Intermediate Portfolio, which will invest at least 80% of its total assets in U.S. Government obligations and maintain an average weighted maturity of from two to six years depending on the economic outlook and expected trend of interest rates.

Effective May 1, 2002 U.S. Government Near Term Portfolio, in which Wright U.S. Government Near Term Fund invests all of its assets, will invest at least 80% of its total assets in U .S. government obligations and maintain an average weighted maturity of from one to three years.


March 12, 2002